Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	₩ 1,824,546	₩ 406,669	₩ 972,182
Items that will not be reclassified to profit or loss:
Remeasurements of net defined benefit liabilities	16,346	(117,057)	(137,465)
Shares of remeasurement gain (loss) of associates and joint ventures	45	(490)	(105)
Gain (loss) on valuation of equity instruments at fair value through other comprehensive income	456,175	(8,600)	121,271
Items that may be subsequently reclassified to profit or loss:
Gain(loss) on valuation of debt instruments at fair value through other comprehensive income	918	998	534
Valuation gain (loss) on cash flow hedge	31,010	272,802	15,329
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	25,632	(285,954)	(37,942)
Share of other comprehensive income of associates and joint ventures	(8,848)	4,011	21,595
Exchange differences on translation of foreign operations	(31,000)	44,095	24,230
Total other comprehensive income	490,278	(90,195)	7,447
Total comprehensive income for the year	2,314,824	316,474	979,629
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	2,231,073	343,854	996,999
Non-controlling interest	₩ 83,751	₩ (27,380)	₩ (17,370)